Long-Term Government Loan Payable and Government Grant	12 Months Ended
Dec. 31, 2022
Long-Term Government Loan Payable and Government Grant
Long-Term Government Loan Payable and Government Grant

12.Long-Term Government Loan Payable and Government Grant

On November 24, 2020, the Company had entered into a contribution agreement with the Ministry of Economic Development and Official Languages as represented by the Federal Economic Development Agency for Northern Ontario (“FedNor”) for up

to a maximum of $5,000 financing related to the recommissioning and expansion of the Refinery in Ontario. The contribution was to be in the form of debt bearing a 0% interest rate and funded in proportion to certain Refinery construction activities.

Once construction is completed, the cumulative balance borrowed will be repaid in 19 equal quarterly instalments starting on March 1, 2024. The funding is provided pro rata with incurred Refinery construction costs, with all other conditions required for the funding having been met. The loan is discounted using a market rate of 7% with the resulting difference between the amortized cost and cash proceeds recognized as Government Grant.

On November 30, 2020, the Company had entered into a separate contribution agreement with the Northern Ontario Heritage Fund Corporation (“NOHFC”) for up to a maximum of $5,000 financing related to recommissioning and expansion of the Refinery in Ontario. The contribution was to be in the form of a non-repayable grant. Contributions will be made as a reimbursement of a portion of the Refinery construction costs incurred.

The following table sets out the gross proceeds of Government Loans and Government Grant received at December 31, 2022 and December 31, 2021.

	Government Loan	Government Grant	Total
Balance - January 1, 2021	$—	$—	$—
FedNor - November 2021	1,000	—	1,000
Balance - December 31, 2021	$1,000	$—	$1,000
FedNor loan - February 2022	1,579	—	1,579
FedNor loan - March 2022	938	—	938
FedNor loan - April 2022	1,216	—	1,216
NOHFC grant - June 2022	—	165	165
Balance - December 31, 2022	$4,733	$165	$4,898

As of December 31, 2022, the Company has recorded a balance of $3,777 (December 31, 2021 - $745) to Long-Term Government Loan Payable and $1,121 (December 31, 2021 - $264) to Government Grant. There were no transaction costs incurred in setting up the contribution agreement.